Impairment of Non-financial Assets (Tables)	12 Months Ended
Dec. 31, 2023
E2 Platform [Member]
Statement [Line Items]
Disclosure of detailed information about sensitivity analysis of Impairment test
E2 Platform (Commercial Aviation)

Key assumption	Factor	Sensitivity	Impact in impairment test
Estimated aircraft deliveries during the useful life of platform up to 2045 and keeping current market share	—	5%	Negative changes of 5% in the estimated volume of deliveries would cause reduction in the CGU headroom from US$ 329 to US$ 210

Discount rate	9.9%	100bps	Increase of 100bps in the discount rate would cause reduction in the CGU headroom from US$ 329 to US$ 234

Foreign exchange rate (US$/R$) – rate applied to translate cash flows generated in foreign currency (R$) to the functional currency (US$)	R$ 4.8413	10%	Reduction of 10% in foreign exchange rate (US$/R$) would cause impairment losses of US$ 108

E1 Cargo [Member]
Statement [Line Items]
Disclosure of detailed information about sensitivity analysis of Impairment test

E1 - Cargo (Services & Support)

Key assumption	Factor	Sensitivity	Impact in impairment test
Estimated aircraft deliveries during the useful life of platform up to 2033 and keeping current market share	—	5%	Negative changes of 5% in the estimated volume of deliveries would cause impairment losses of US$ 2.

Discount rate	9.9%	100bps	Increase of 100bps in the discount rate would cause a reduction in the CGU headroom from US$ 7 to US$ 4

Foreign exchange rate (US$/R$) – rate applied to translate cash flows generated in foreign currency (R$) to the functional currency (US$)	R$ 4.8413	10%	Reduction of 10% in the foreign exchange rate (US$/R$) would cause reduce reduction in the CGU headroom from US$ 7 to US$ 2.